Schedule of changes in other capital reserves (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Balance		₨ 892,241	₨ 1,163,075
Balance	$ 8,750	719,319	892,241
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Balance		263,531	122,109
Balance at beginning of the year		152,054	209,557
Balance at beginning of the year		(129,673)	(46,423)
Balance at beginning of the year		(4,518)	(440)
Balance at beginning of the year			(21,272)
Balance		281,394	263,531
Capital reserve [member] | Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Balance		239,932	98,510
Balance at beginning of the year		152,054	209,557
Balance at beginning of the year		(129,673)	(46,423)
Balance at beginning of the year		(4,518)	(440)
Balance at beginning of the year			(21,272)
Balance		257,795	239,932
Capital reserve [member] | Reserve of gains and losses from investments in equity instruments [member]
IfrsStatementLineItems [Line Items]
Balance		341	341
Balance at beginning of the year
Balance at beginning of the year
Balance at beginning of the year
Balance at beginning of the year
Balance		341	341
Capital reserve [member] | Reserve On Expiry Of Warrant [Member]
IfrsStatementLineItems [Line Items]
Balance
Balance at beginning of the year
Balance at beginning of the year
Balance at beginning of the year
Balance at beginning of the year		23,258
Balance		23,258
Capital reserve [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance		23,258	23,258
Balance at beginning of the year
Balance at beginning of the year
Balance at beginning of the year
Balance at beginning of the year		(23,258)
Balance			₨ 23,258